INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSE
INCOME TAX EXPENSE

11. INCOME TAX EXPENSE

PRC

Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “Technology Advanced Service Enterprises” (“TASE”) is eligible for a preferential tax rate of 15%. The TASE certificate is effective for three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant TASE criteria before using the preferential rate. An entity could apply for the TASE certificate every year. Dividends by PRC entities, to non-PRC resident enterprises shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Adagene (Suzhou) Limited was first recognized as a qualified TASE in March 2015 and renewed in December 2018 and November 2021. Adagene (Suzhou) Limited was authorized to enjoy the preferential tax rate of 15% from 2015 to at least 2023.

Cayman Islands

Adagene Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands Adagene Inc. is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Adagene (Hong Kong) Limited is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5%. For the years ended December 31, 2020, 2021 and 2022, Adagene (Hong Kong) Limited did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earnings in Hong Kong for any of the periods presented. Under the Hong Kong tax law, Adagene (Hong Kong) Limited is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Australia

Adagene Australia Pty Ltd. is incorporated in Australia. Companies registered in Australia are subject to Australia profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Australia tax laws. The applicable tax rate in Australia is 30%. Adagene Australia Pty Ltd. has no taxable income for all periods presented, therefore, no provision for income taxes is required. Dividends payable by an Australian entity, to non-Australian resident enterprises shall be subject to 30% withholding tax, unless the respective non-Australian resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with Australia that provides for a reduced withholding tax rate or an exemption from withholding tax.

United States

Adagene Incorporated is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%. Adagene Incorporated is also subject to state income tax in California of 8.84%. Dividends payable by an U.S. entity, to non-U.S. resident enterprises shall be subject to 30% withholding tax, unless the respective non-U.S. resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with U.S. that provides for a reduced withholding tax rate or an exemption from withholding tax.

Switzerland

Adagene AG is incorporated in Switzerland and is subject to federal corporate income tax at a rate of 8.5%. Adagene AG is also subject to cantonal income tax of 6.5% as well as capital tax of 0.1% in the Canton of Basel subject to certain tax benefits and relief. Dividends payable by a Swiss entity, to non-Swiss resident enterprises shall be subject to 35% withholding tax, unless the respective non-Swiss resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with Switzerland that provides for a reduced withholding tax rate or an exemption from withholding tax.

Income tax expense (benefit) of the Group for the years ended December 31, 2020, 2021 and 2022 were composed of the following current and deferred amounts:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Current:
U.S.
Federal	—	1,290,009	672,064
State and local	—	367,441	(168,846)
Total current	—	1,657,450	503,218
Deferred:
U.S.
Federal	—	96,804	(96,804)
State and local	—	(52,641)	52,641
Total deferred	—	44,163	(44,163)
Income tax expense	—	1,701,613	459,055

Reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax was as follows:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Loss before income tax	(42,397,279)	(71,476,322)	(79,512,792)
PRC statutory income tax rate	25%	25%	25%
Income tax credit computed at PRC statutory income tax rate	(10,599,320)	(17,869,081)	(19,878,198)
Impact of PRC preferential income tax rate as qualified TASE	4,239,728	7,147,633	7,951,279
Difference in income tax rates of overseas entities	5,286,487	10,549,985	10,560,029
Research and development super-deduction(a)	(718,979)	(569,016)	(1,724,740)
Research and development tax credits	—	—	(569,575)
Non-deductible expenses	1,238	1,054	3,695
Foreign derived intangible income deduction	—	—	(487,183)
Changes in valuation allowance	1,790,846	2,277,418	4,517,358
State tax	—	291,500	76,127
Others	—	(127,880)	10,263
Income tax expense	—	1,701,613	459,055

Note (a): Due to the impacts of research and development super-deduction, the Group’s subsidiary, Adagene (Suzhou) Limited, did not have any income taxes for the years ended December 31, 2020, 2021, and 2022.

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	US$	US$
Deferred tax assets:
Net operating loss carry forward	4,949,000	8,217,976
Tax credit carry forward	—	391,843
Capitalized research and development expenses	—	756,197
Capitalized inventory	95,589	94,954
Unrealized foreign exchange gain/losses	39,166	116,238
Accrued expenses	—	29,702
Amortization of right-of-use assets and interest of lease liabilities	—	546
Depreciation and amortization of property, equipment and software	79	—
Gross deferred tax assets	5,083,834	9,607,456
Less: valuation allowance	(5,007,139)	(9,524,497)
Deferred tax assets	76,695	82,959

Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	(120,858)	(82,959)
Deferred tax liabilities	(120,858)	(82,959)
Total deferred tax liabilities, net	(44,163)	—

Movement of the valuation allowance was as follows:

	2021	2022
	US$	US$
Balance as of January 1	2,729,721	5,007,139
Addition	2,277,418	4,517,358
Balance as of December 31	5,007,139	9,524,497

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized in the foreseeable future. In making such determination, the Group evaluates a variety of positive and negative factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. As of December 31, 2022, the Group had net operating losses for income tax purpose of approximately US$50,742,841. The net operating losses were primarily comprised of: US$17,886,069 from an entity in PRC which expires in years 2028 through 2032; US$8,272,007 derived from an entity Switzerland which expires in years 2027 through 2029; US$5,445,071 derived from an entity in Hong Kong that have an indefinite carryforward; US$7,511,343 derived from an entity in Australia that have an indefinite carryforward subject to meeting certain criteria; US$10,807,828 derived from an entity in the United States which expires beginning year 2038; and, US$820,523 derived from entities in Singapore. The Group believes that it is more likely than not that these net accumulated operating losses will not be utilized in the near future. Therefore, the Group has provided full valuation allowances for the deferred tax assets for all subsidiaries as of December 31, 2022.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions. The Group does not anticipate that the amount of unrecognized tax benefits will significantly change within the next 12 months.

The Group conducts business in a number of tax jurisdictions and, as such, is required to file income tax returns in multiple jurisdictions globally. As of December 31, 2022, PRC tax matters are open to examination for the years 2020 through 2022, U.S. federal and state tax matters are open to examination for the years 2019 through 2022, and Australia tax matters are open to examination for the years 2019 through 2022.